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July 26, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549
Re:	The Weitz Funds (File Nos. 333-107797 and 811-21410)
Ladies and Gentlemen:
On behalf of The Weitz Funds (the “Trust”), attached for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A.
This filing is being made for the purposes of: (i) updating financial and performance information; (ii) filing the required exhibits; and (iii) making such other non-material changes to the Prospectus and Statement of Additional Information which the Trust deems appropriate.  This filing also is being made to incorporate comments received from the Securities and Exchange Commission (“SEC”) staff in connection with its review of post-effective amendment No. 43 to the Trust’s registration statement. The Trust notes that a response letter to the SEC staff’s comments was previously provided to Mr. Edward P. Bartz by email and filed on the EDGAR system as correspondence.

No fee is required in connection with this filing.  On behalf of the Trust, we hereby certify that the enclosed Post-Effective Amendment to the Trust’s Registration Statement does not contain disclosures that would render it ineligible to be filed under Rule 485(b).

Should you have any questions regarding this filing, please contact the undersigned at 202.261.3393 or Patrick W.D. Turley at 202.261.3364.

Sincerely, /s/ Gary E. Brooks Gary E. Brooks